Benefit Plans - Summary of Defined Benefit Plan, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Discount rate	3.25%	4.32%
Expected return on plan assets	6.35%	6.50%